RELATED PARTY TRANSACTIONS (Details)				12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 02, 2020 USD ($) $ / shares
Sale of Stock, Price Per Share	$ 10.10	$ 10.10
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price				20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price				30 days
Shares Issued, Price Per Share	10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50			$ 1.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants				30 days
Debt Instrument, Convertible, Number of Equity Instruments | $				1,500,000
Debt Instrument, Convertible, Conversion Price				$ 1.00		$ 1.00
Operating Leases, Rent Expense | $				$ 10,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $				$ 120,000	$ 110,000
Unsecured Debt [Member]
Debt Instrument, Face Amount | $						$ 1,500,000
Private Placement [Member]
Stock Issued During Period, Value, New Issues | $	$ 8,240,000
Warrant [Member]
Warrant Expiry Period				5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants				30 days
Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	240,000	7,500,000
Stock Issued During Period, Value, New Issues | $	$ 240,000	$ 7,500,000
Warrants and Rights Outstanding, Term	5 years
Shares Issued, Price Per Share	$ 1.00	$ 1.00
Length of no sale period				30 days
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $				$ 10,000	$ 0
Sponsor [Member]
Sale of Stock, Price Per Share				$ 12.00
Proceeds from Related Party Debt | $			$ 300,000
Sponsor [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	200,000	6,500,000
Cantor Fitzgerald Co. [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares	40,000	1,000,000
Warrants and Rights Outstanding, Term	5 years
Common Class A [Member]
Common Stock, Par or Stated Value Per Share				0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Common Class B [Member]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares			5,750,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Stock Issued During Period, Value, New Issues | $			$ 25,000
Common Stock, Number of Shares Forfeited | shares	550,000